NB Private Markets Access Fund LLC

Consolidated Schedule of Investments

As of June 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
ASSET-BACKED SECURITIES - 2.88%
American Express Credit Account Master Trust	0.90%	11/15/2026	800,000	$777,030	$785,979
American Express Credit Account Master Trust	3.75%	08/15/2027	375,000	367,199	368,252
Amur Equipment Finance Receivables X LLC(A)	1.64%	10/20/2027	190,271	185,568	186,682
Amur Equipment Finance Receivables XII LLC(A)	6.09%	12/20/2029	365,928	369,031	368,066
Avis Budget Rental Car Funding AESOP LLC(A)	2.36%	03/20/2026	300,000	292,859	294,574
BA Credit Card Trust	3.53%	11/15/2027	770,000	757,423	756,217
BA Credit Card Trust	5.00%	04/17/2028	250,000	253,835	249,060
BMW Vehicle Owner Trust 2023-A	5.72%	04/27/2026	119,896	120,032	119,913
BofA Auto Trust 2024-1(A)	5.57%	12/15/2026	883,000	882,931	883,414
Capital One Multi-Asset Execution Trust	2.80%	03/15/2027	185,000	180,989	181,501
Capital One Prime Auto Receivables Trust 2023-1	4.87%	02/15/2028	439,000	439,894	435,989
Carmax Auto Owner Trust 2023-3	5.93% (30-Day Average SOFR + 0.60%)	11/16/2026	425,776	426,511	426,115
CCG Receivables Trust 2022-1(A)	3.91%	07/16/2029	167,538	165,614	165,722
CCG Receivables Trust 2023-1(A)	5.82%	09/16/2030	73,936	74,135	74,080
Citizens Auto Receivables Trust 2024-1(A)	5.11%	04/17/2028	750,000	749,593	747,677
Citizens Auto Receivables Trust 2024-2(A)	5.54%	11/16/2026	828,000	827,947	827,646
CNH Equipment Trust 2022-C	5.15%	04/17/2028	416,000	416,062	415,170
CNH Equipment Trust 2023-B	5.90%	02/16/2027	250,602	251,830	250,874
CNH Equipment Trust 2024-A	5.19%	07/15/2027	102,000	101,993	101,679
CNH Equipment Trust 2024-B	5.19%	09/17/2029	230,000	229,980	230,655
Connecticut Avenue Securities Trust 2024-R03(A)	6.49% (30-Day Average SOFR + 1.15%)	03/25/2044	565,941	566,613	566,974
Dell Equipment Finance Trust 2023-3(A)	6.10%	04/23/2029	600,854	604,702	601,750
Dell Equipment Finance Trust 2023-3(A)	5.93%	04/23/2029	100,000	100,577	100,714
DLLAA 2023-1 LLC(A)	5.93%	07/20/2026	320,206	321,180	320,633
DLLMT 2023-1 LLC(A)	5.78%	11/20/2025	56,045	56,041	56,066
DLLST 2024-1 LLC(A)	5.33%	01/20/2026	60,000	60,000	59,849
Evergreen Credit Card Trust(A)	0.90%	10/15/2026	100,000	96,289	98,403
Ford Credit Auto Owner Trust 2023-A	5.14%	03/15/2026	107,812	107,673	107,671
Ford Credit Auto Lease Trust 2023-B	5.90%	02/15/2026	442,980	444,217	443,409
Ford Credit Auto Lease Trust 2024-A	5.06%	05/15/2027	159,000	158,985	158,364
Ford Credit Auto Owner Trust 2024-A	5.69% (30-Day Average SOFR + 3.36%)	01/15/2027	1,266,000	1,266,000	1,265,901
GM Financial Consumer Automobile Receivables Trust 2024-2	5.10%	03/16/2029	242,000	241,956	241,962
GM Financial Automobile Leasing Trust 2023-3	5.58%	01/20/2026	884,646	885,562	884,646
Gracie Point International Funding 2024-1 LLC(A)	7.05% (90-Day Average SOFR + 1.70%)	03/01/2028	415,000	416,146	416,627
GreatAmerica Leasing Receivables Funding LLC Series 2021-2(A)	0.67%	07/15/2025	216,585	213,243	213,844
GreatAmerica Leasing Receivables(A)	5.32%	08/17/2026	151,000	150,987	150,653
Harley-Davidson Motorcycle Trust 2023-B	5.92%	12/15/2026	218,342	219,147	218,611
Honda Auto Receivables 2023-3 Owner Trust	5.41%	02/18/2028	1,150,000	1,163,282	1,152,937
HPEFS Equipment Trust 2023-2(A)	6.04%	01/21/2031	575,000	578,932	576,472
John Deere Owner Trust 2023-B	5.18%	03/15/2028	752,000	752,792	750,337
John Deere Owner Trust 2024	5.70% (30-Day Average SOFR + 3.37%)	02/16/2027	990,000	990,000	990,001
JP Morgan Mortgage Trust 2023-HE3(A)	1.60% (30-Day Average SOFR + 1.60%)	05/25/2054	247,226	248,156	249,517
Master Credit Card Trust II(A)	1.66%	07/21/2026	300,000	289,089	293,401
Mercedes-Benz Auto Lease Trust 2023-A	5.24%	11/17/2025	45,432	45,432	45,400
Mercedes-Benz Auto Lease Trust 2023-A	4.74%	01/15/2027	1,500,000	1,491,925	1,489,101
MMAF Equipment Finance LLC 2022-A(A)	3.20%	01/13/2028	86,245	83,675	84,402
MMAF Equipment Finance LLC 2024-A(A)	5.20%	09/13/2027	115,000	115,000	114,455
MVW 2020-1 LLC(A)	1.74%	10/20/2037	1,131,904	1,064,775	1,066,439
MVW 2021-2 LLC(A)	1.43%	05/20/2039	629,505	584,076	581,822
Navient Private Education Refi Loan Trust 2021-C(A)	1.06%	10/15/2069	458,637	404,281	403,984
Navient Private Education Refi Loan Trust 2021-E(A)	0.97%	12/16/2069	790,941	684,559	687,904
Navient Private Education Refi Loan Trust 2021-F(A)	1.11%	02/18/2070	93,660	81,087	80,094
Navient Private Education Refi Loan Trust 2024-A(A)	5.66%	10/15/2072	562,000	561,931	564,049
OCCU Auto Receivables Trust 2022-1(A)	5.50%	10/15/2027	300,000	298,820	299,288
OneMain Financial Issuance Trust 2022-2(A)	4.89%	10/14/2034	600,000	595,431	595,318
PFS Financing Corp(A)	3.89%	05/15/2027	300,000	295,405	295,414
PFS Financing Corp(A)	6.13% (30-Day Average SOFR + 8.80%)	04/17/2028	835,000	835,000	835,752
Porsche Financial Auto Securitization Trust 2023-1(A)	5.42%	12/22/2026	103,489	103,416	103,420
Porsche Financial Auto Securitization Trust 2023-2(A)	5.88%	11/23/2026	679,027	681,645	679,510
Porsche Financial Auto Securitization Trust 2023-2(A)	5.92% (30-Day Average SOFR + 5.58%)	11/23/2026	306,482	306,721	306,725
Prestige Auto Receivables Trust 2021-1(A)	1.53%	02/15/2028	196,000	186,819	190,129
Santander Drive Auto Receivables Trust 2024-3	5.91%	06/15/2027	1,133,000	1,132,956	1,133,230
SBA Tower Trust(A)	2.84%	01/15/2025	125,000	125,000	122,804
SFS Auto Receivables Securitization Trust 2024-2(A)	5.33%	11/20/2029	428,000	427,925	429,145
Sofi Professional Loan Program 2019-C LLC(A)	2.37%	11/16/2048	126,812	118,918	118,968
T-Mobile US Trust 2022-1(A)	4.91%	05/22/2028	645,000	644,514	641,509
Towd Point Mortgage Trust 2017-5(A)	6.06% (1-Month SOFR + 0.71%)	02/25/2057	119,619	119,021	122,271
Towd Point Mortgage Trust 2018-5(A)	3.25%	07/25/2058	199,145	193,199	193,508
Towd Point Mortgage Trust 2020-4(A)	1.75%	10/25/2060	250,265	222,546	221,549
Toyota Auto Receivables 2023-B Owner Trust	5.28%	05/15/2026	91,620	91,618	91,504
Toyota Auto Receivables 2023-D Owner Trust	5.80%	11/16/2026	336,600	338,700	336,995
USAA Auto Owner Trust 2023-A(A)	5.58%	05/15/2028	1,038,000	1,039,750	1,039,676
Verizon Master Trust	5.23%	11/22/2027	200,000	200,820	199,640
Verizon Master Trust	4.49%	01/22/2029	450,000	445,928	444,196
Westlake Automobile Receivables Trust 2024-1(A)	5.44%	05/17/2027	347,000	346,984	346,097
World Omni Auto Receivables Trust 2023-A	5.18%	07/15/2026	64,307	64,156	64,220
World Omni Auto Receivables Trust 2022-C	3.73%	03/16/2026	54,703	54,342	54,612
TOTAL ASSET-BACKED SECURITIES				31,788,400	31,771,137

BANK LOANS - 0.52%
Caesars Entertainment, Inc.	8.10% (1-Month SOFR + 2.75%)	02/01/2031	498,750	497,573	498,281
Central Parent, Inc.	8.58% (1-Month SOFR + 3.25%)	07/06/2029	497,494	496,280	489,972
Consolidated Communications, Inc.	8.96% (1-Month SOFR + 3.50%)	10/04/2027	630,000	630,000	599,464
Covia Holdings LLC	9.57% (3-Month SOFR + 4.00%)	07/31/2026	500,000	498,694	496,750
Flexera Software LLC	8.83% (1-Month SOFR + 3.75%)	03/03/2028	497,455	492,573	498,778
Ingram Micro, Inc.	8.60% (1-Month SOFR + 3.00%)	06/30/2028	331,980	327,797	333,225
Medline Borrower, L.P.	8.09% (1-Month SOFR + 2.75%)	10/23/2028	449,713	442,295	450,316
Sedgwick Claims Management Services, Inc.	8.35% (1-Month SOFR + 3.00%)	06/27/2031	750,000	748,125	748,125
UKG, Inc.	8.58% (1-Month SOFR + 3.50%)	01/30/2031	750,000	749,113	752,438
UFC Holdings LLC	8.34% (1-Month SOFR + 3.00%)	04/29/2026	492,960	491,362	493,857
William Morris Endeavor Entertainment LLC	8.21% (1-Month SOFR + 2.75%)	05/18/2025	484,845	483,408	485,189
TOTAL BANK LOANS				5,857,220	5,846,395

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.28%
Bank 2019-BNK19	3.07%	08/15/2061	300,000	283,546	283,518
Bank 2019-BNK24	2.93%	11/15/2062	795,000	746,362	749,413
Barclays Commercial Mortgage Trust 2019-C3	3.46%	05/15/2052	1,386,549	1,327,506	1,334,771
Banc of America Commercial Mortgage Trust 2015-UBS7	3.43%	09/15/2048	417,983	410,990	411,891
Benchmark 2018-B2 Mortgage Trust	3.78%	02/15/2051	139,297	135,234	135,564
Benchmark 2018-B4 Mortgage Trust	4.06%	07/15/2051	381,527	366,986	371,475
Cantor Commercial Real Estate Lending 2019-CF1	3.66%	05/15/2052	369,005	356,899	354,992
CD 2017-CD3 Mortgage Trust	3.45%	02/10/2050	538,140	524,373	522,512
CD 2017-CD6 Mortgage Trust	3.33%	11/13/2050	559,506	544,197	541,361
Citigroup Commercial Mortgage Trust 2015-GC31	3.43%	06/10/2048	662,448	655,155	656,836
Cold Storage Trust 2020-ICE5(A)	6.34% (1-Month SOFR + 1.01%)	11/15/2037	294,897	294,246	293,791
COMM 2015-CCRE22 Mortgage Trust	3.14%	03/10/2048	359,523	356,070	358,013
CSAIL 2018-C14 Commercial Mortgage Trust	4.36%	11/15/2051	232,787	228,866	228,079
DBGS 2018-C1 Mortgage Trust	4.30%	10/15/2051	877,994	859,007	858,657
GS Mortgage Securities Trust 2016-GS4	3.28%	11/10/2049	496,253	483,737	485,446
GS Mortgage Securities Trust 2018-GS10	4.11%	07/10/2051	237,515	230,136	232,187
GS Mortgage Securities Trust 2019-GC40	3.04%	07/10/2052	221,711	205,811	208,878
JPMCC Commercial Mortgage Securities Trust 2017-JP6	3.28%	07/15/2050	278,585	269,199	270,125
Morgan Stanley Capital I Trust 2016-BNK2	2.86%	11/15/2049	336,421	326,069	326,037
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.40%	05/15/2050	401,458	392,524	390,765
UBS Commercial Mortgage Trust 2018-C15	4.20%	12/15/2051	739,967	725,455	719,897
Wells Fargo Commercial Mortgage Trust 2016-LC25	3.49%	12/15/2059	872,430	854,981	855,105
Wells Fargo Commercial Mortgage Trust 2016-NXS6	2.83%	11/15/2049	559,592	548,135	547,905
Wells Fargo Commercial Mortgage Trust 2018-C43	3.95%	03/15/2051	561,043	547,660	544,446
Wells Fargo Commercial Mortgage Trust 2019-C50	3.64%	05/15/2052	213,156	206,114	206,758
Wells Fargo Commercial Mortgage Trust 2019-C52	2.83%	08/15/2052	1,625,000	1,529,180	1,528,931
Wells Fargo Commercial Mortgage Trust 2019-C53	2.96%	10/15/2052	750,000	709,584	710,223
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				14,118,022	14,127,576

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS(A) - 1.44%
Chase Home Lending Mortgage Trust Series 2024-2	6.00%	02/25/2055	164,437	163,020	163,651
Chase Home Lending Mortgage Trust Series 2024-4	6.00%	03/25/2055	98,303	97,598	97,788
Connecticut Avenue Securities Trust 2021-R03	6.19% (30-Day Average SOFR + 0.85%)	12/25/2041	145,133	143,986	145,085
Connecticut Avenue Securities Trust 2022-R01	6.34% (30-Day Average SOFR + 1.00%)	12/25/2041	121,194	120,528	121,326
Connecticut Avenue Securities Trust 2022-R04	7.34% (30-Day Average SOFR + 2.00%)	03/25/2042	145,887	146,326	148,395
Connecticut Avenue Securities Trust 2022-R05	7.24% (30-Day Average SOFR + 1.90%)	04/25/2042	95,154	95,339	95,983
Connecticut Avenue Securities Trust 2022-R07	8.29% (30-Day Average SOFR + 2.95%)	06/25/2042	297,309	305,870	307,319
Connecticut Avenue Securities Trust 2022-R08	7.89% (30-Day Average SOFR + 2.55%)	07/25/2042	528,321	541,458	543,382
Connecticut Avenue Securities Trust 2022-R08	7.64% (30-Day Average SOFR + 2.30%)	01/25/2043	1,202,990	1,230,134	1,233,718
Connecticut Avenue Securities Trust 2023-R03	7.84% (30-Day Average SOFR + 2.50%)	04/25/2043	591,803	604,748	605,581
Connecticut Avenue Securities Trust 2023-R05	7.24% (30-Day Average SOFR + 1.90%)	06/25/2043	592,192	600,334	599,577
Connecticut Avenue Securities Trust 2023-R06	7.04% (30-Day Average SOFR + 1.70%)	07/25/2043	780,628	788,250	787,814
Connecticut Avenue Securities Trust 2023-R07	7.29% (30-Day Average SOFR + 1.95%)	09/25/2043	501,277	506,917	505,020
Connecticut Avenue Securities Trust 2024-R01	6.39% (30-Day Average SOFR + 1.05%)	01/25/2044	537,229	537,649	537,643
Connecticut Avenue Securities Trust 2024-R02	6.44% (30-Day Average SOFR + 1.10%)	02/25/2044	656,880	657,701	657,224
Connecticut Avenue Securities Trust 2024-R04	6.44% (30-Day Average SOFR + 1.10%)	05/25/2044	388,238	388,238	388,488
Freddie Mac STACR REMIC Trust 2023-HQA1	7.34% (30-Day Average SOFR + 2.00%)	05/25/2043	244,882	247,778	248,583
Freddie Mac STACR REMIC Trust 2024-HQA1	6.59% (30-Day Average SOFR + 1.25%)	03/25/2044	1,233,737	1,233,737	1,237,978
Freddie Mac STACR REMIC Trust 2021-HQA3	6.19% (30-Day Average SOFR + 0.85%)	09/25/2041	287,135	283,358	286,482
Freddie Mac STACR REMIC Trust 2021-HQA4	6.29% (30-Day Average SOFR + 0.95%)	12/25/2041	592,682	586,920	591,829
Freddie Mac STACR REMIC Trust 2022-DNA1	6.34% (30-Day Average SOFR + 1.00%)	01/25/2042	1,588,514	1,588,384	1,588,251
Freddie Mac STACR REMIC Trust 2023-DNA1	7.44% (30-Day Average SOFR + 2.10%)	03/25/2043	158,340	158,982	161,195
Freddie Mac STACR REMIC Trust 2024-DNA1	6.69% (30-Day Average SOFR + 1.35%)	02/25/2044	537,872	537,872	539,864
Freddie Mac STACR REMIC Trust 2022-DNA2	6.64% (30-Day Average SOFR + 1.30%)	02/25/2042	272,469	273,151	273,739
Freddie Mac STACR REMIC Trust 2022-DNA4	7.54% (30-Day Average SOFR + 2.20%)	05/25/2042	606,995	616,622	617,383
Freddie Mac STACR REMIC Trust 2022-DNA5	8.29% (30-Day Average SOFR + 2.95%)	06/25/2042	580,141	596,128	595,691
Freddie Mac STACR REMIC Trust 2022-DNA6	7.49% (30-Day Average SOFR + 2.15%)	09/25/2042	1,028,136	1,041,537	1,042,131
Freddie Mac STACR REMIC Trust 2021-DNA7	6.19% (30-Day Average SOFR + 0.85%)	11/25/2041	236,694	236,378	236,657
Freddie Mac Structured Agency Credit Risk Debt Notes	7.34% (30-Day Average SOFR + 2.00%)	06/25/2043	149,512	150,610	150,814
GCAT 2019-NQM3 Trust	3.69%	11/25/2059	187,643	178,269	177,824
JP Morgan Mortgage Trust 2023-HE2	7.03% (30-Day Average SOFR + 1.70%)	03/25/2054	56,490	56,490	56,956
JP Morgan Mortgage Trust 2024-2	6.00%	08/25/2054	238,852	237,294	238,624
JP Morgan Mortgage Trust 2024-HE1	6.83% (30-Day Average SOFR + 1.50%)	08/25/2054	252,701	252,701	254,116
OBX 2024-NQM4 Trust	6.07%	01/25/2064	306,605	306,796	306,119
Towd Point Mortgage Trust 2024-CES2	6.13%	02/25/2064	289,535	289,531	289,185
TOTAL COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS				15,800,634	15,831,415

CORPORATE BONDS - 8.21%
AbbVie, Inc.	3.60%	05/14/2025	285,000	281,569	280,457
AbbVie, Inc.	2.95%	11/21/2026	1,775,000	1,703,886	1,692,119
American Tower Corp.	3.60%	01/15/2028	1,795,000	1,709,231	1,695,568
Amgen, Inc.	2.20%	02/21/2027	2,425,000	2,269,861	2,250,560
Apple, Inc.	1.13%	05/11/2025	295,000	286,470	284,745
Asian Development Bank	0.63%	04/29/2025	1,270,000	1,224,664	1,222,923
Bank of America Corp.	3.50%	04/19/2026	2,025,000	1,976,717	1,963,042
Bank of America NA	5.53%	08/18/2026	1,645,000	1,669,581	1,656,692
Barclays PLC	7.33%	11/02/2026	1,085,000	1,110,319	1,103,970
Barclays PLC	5.83%	05/09/2027	2,240,000	2,249,911	2,243,570
Boeing Co.	5.04%	05/01/2027	4,500,000	4,500,022	4,402,644
Boeing Co.	4.88%	05/01/2025	275,000	274,115	272,129
BP Capital Markets America, Inc.	3.80%	09/21/2025	275,000	271,820	270,184
Broadcom, Inc.	3.46%	09/15/2026	290,000	280,499	279,168
Charles Schwab Corp.	5.88%	08/24/2026	3,820,000	3,886,253	3,865,050
Charter Communications Operating LLC	4.91%	07/23/2025	1,725,000	1,710,941	1,708,995
Charter Communications Operating LLC	6.15%	11/10/2026	1,350,000	1,362,657	1,363,291
Citibank NA	5.49%	12/04/2026	2,500,000	2,521,022	2,513,152
Crown Castle, Inc.	5.00%	01/11/2028	1,720,000	1,702,018	1,699,797
Crown Castle, Inc.	1.35%	07/15/2025	295,000	283,479	282,281
Discovery Communications LLC	3.95%	03/20/2028	2,370,000	2,252,154	2,216,525
Discovery Communications LLC	4.90%	03/11/2026	275,000	272,633	271,064
Duke Energy Corp.	0.90%	09/15/2025	305,000	290,428	288,846
European Bank for Reconstruction & Development	0.50%	01/28/2026	1,795,000	1,687,526	1,675,246
Evergy, Inc.	2.45%	09/15/2024	205,000	203,702	203,569
Exelon Corp.	2.75%	03/15/2027	1,200,000	1,131,504	1,125,386
Fifth Third Bancorp	6.36%	10/27/2028	2,190,000	2,240,142	2,238,032
Fifth Third Bank NA	5.85%	10/27/2025	1,125,000	1,125,621	1,124,016
General Motors Financial Co., Inc.	6.00%	01/09/2028	2,210,000	2,259,715	2,247,853
Goldman Sachs Group, Inc.	3.85%	01/26/2027	3,085,000	3,007,052	2,982,142
Goldman Sachs Group, Inc.	5.70%	11/01/2024	295,000	295,319	295,098
HCA, Inc.	3.13%	03/15/2027	250,000	236,481	236,128
HSBC Holdings PLC	5.89%	08/14/2027	1,650,000	1,663,058	1,662,716
Intel Corp.	4.88%	02/10/2026	2,500,000	2,492,613	2,486,056
International Bank for Reconstruction & Development	0.75%	11/24/2027	1,895,000	1,681,024	1,670,019
International Finance Corp	0.75%	10/08/2026	1,820,000	1,681,745	1,667,009
Kreditanstalt fuer Wiederaufbau	5.13%	09/29/2025	2,110,000	2,121,658	2,113,064
Lloyds Banking Group PLC	5.99%	08/07/2027	1,640,000	1,655,056	1,650,133
McDonald’s Corp.	3.30%	07/01/2025	285,000	280,687	279,012
Molson Coors Beverage Co.	3.00%	07/15/2026	1,170,000	1,131,042	1,120,262
Morgan Stanley	3.70%	10/23/2024	305,000	303,522	303,182
Morgan Stanley	5.61%	01/28/2027	1,750,000	1,742,963	1,740,664
Occidental Petroleum Corp.	5.55%	03/15/2026	2,780,000	2,796,823	2,774,790
Occidental Petroleum Corp.	2.90%	08/15/2024	205,000	204,296	204,142
Oracle Corp.	1.65%	03/25/2026	1,825,000	1,721,712	1,711,462
Oracle Corp.	2.50%	04/01/2025	290,000	284,164	283,301
Pacific Gas and Electric Co.	3.15%	01/01/2026	1,305,000	1,262,746	1,257,514
Pelican IV Re Ltd.(A)	3.36% (1-Month Treasury Bill + 0.50%)	05/07/2027	725,000	725,000	73
PNC Financial Services Group, Inc.	5.67%	10/28/2025	2,985,000	2,985,296	2,981,970
Province of Quebec Canada	2.50%	04/20/2026	2,170,000	2,079,933	2,079,014
Qualcomm, Inc.	3.45%	05/20/2025	275,000	272,015	270,485
Southern Co.	5.11%	08/01/2027	2,200,000	2,203,405	2,195,072
Starbucks Corp.	3.80%	08/15/2025	275,000	271,637	270,240
T-Mobile USA, Inc.	3.50%	04/15/2025	3,010,000	2,966,627	2,960,231
Truist Financial Corp.	4.26%	07/28/2026	2,500,000	2,500,000	2,458,930
UBS Group AG(A)	5.71%	01/12/2027	2,500,000	2,505,398	2,502,242
Verizon Communications, Inc.	3.50%	11/01/2024	205,000	203,951	203,525
Verizon Communications, Inc.	1.45%	03/20/2026	2,250,000	2,114,240	2,107,264
Warnermedia Holdings, Inc.	3.64%	03/15/2025	830,000	820,707	817,145
WEC Energy Group, Inc.	4.75%	01/09/2026	1,410,000	1,406,866	1,394,885
Wells Fargo & Co.	3.91%	04/25/2026	3,035,000	3,035,000	2,989,483
Wells Fargo & Co.	3.30%	09/09/2024	305,000	303,880	303,569
TOTAL CORPORATE BONDS				91,694,376	90,411,696

SHORT-TERM INVESTMENTS - 25.23%
MONEY MARKET FUND - 7.22%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	5.22%(B)		79,559,346	79,559,346	79,559,346

UNITED STATES TREASURY BILLS(C) - 13.73%
United States Treasury Bill	5.40%	08/06/2024	44,000,000	43,767,105	43,770,298
United States Treasury Bill	5.39%	08/20/2024	25,000,000	24,816,817	24,817,824
United States Treasury Bill	5.38%	09/17/2024	48,000,000	47,454,520	47,457,380
United States Treasury Bill	5.35%	09/03/2024	35,500,000	35,170,287	35,169,298
TOTAL UNITED STATES TREASURY BILLS				151,208,729	151,214,800

UNITED STATES TREASURY NOTES - 4.28%
United States Treasury Note	3.00%	07/31/2024	2,365,000	2,362,150	2,360,355
United States Treasury Note	2.38%	08/15/2024	4,860,000	4,843,298	4,841,585
United States Treasury Note	3.25%	08/31/2024	4,830,000	4,815,051	4,811,605
United States Treasury Note	1.00%	12/15/2024	5,000,000	4,913,851	4,903,711
United States Treasury Note	1.13%	01/15/2025	5,010,000	4,913,646	4,899,672
United States Treasury Note	1.50%	02/15/2025	5,165,000	5,052,656	5,044,349
United States Treasury Note	3.88%	01/15/2026	11,155,000	10,969,347	10,987,239
United States Treasury Note	4.38%	12/15/2026	3,385,000	3,398,737	3,366,092
United States Treasury Note	3.88%	11/30/2027	5,020,000	4,951,000	4,926,071
United States Treasury Note	4.13%	07/31/2028	1,010,000	1,009,285	999,782
TOTAL UNITED STATES TREASURY NOTES				47,229,021	47,140,461

TOTAL SHORT-TERM INVESTMENTS				277,997,096	277,914,607

COMMON STOCKS - 0.13%
Unity Software Inc.			87,120	8,005,334	1,416,571
TOTAL COMMON STOCKS				8,005,334	1,416,571

PRIVATE FUNDS(D) - 65.26%	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
ACON Strategic Partners II-B, L.P.	Secondary	08/2022	North America	7,851,136	23,595,726
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021-06/2024	North America	6,993,512	13,220,453
AP Safety Co-Invest, L.P.	Co-Investment	03/2022-04/2023	North America	3,177,676	3,361,113
Aurelia Co-Invest SCSP	Co-Investment	05/2024	Europe	7,448,300	7,320,011
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	12,944,962
BC Partners Galileo (1) L.P.	Secondary	07/2021-01/2024	Europe	8,868,831	14,032,302
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022-06/2023	North America	4,542,404	4,965,860
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,992,012	6,726,790
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,533,412
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	18,631,828	23,750,144
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	11,950,928	14,651,558
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022-10/2023	North America	7,059,454	8,069,296
CGI Acquisitions, Inc.(G)	Co-Investment	02/2022-09/2023	North America	4,062,865	7,480,711
Compass Syndication L.P.	Co-Investment	10/2021-12/2023	North America	1,615,493	2,001,698
DGS Group Holdings, L.P.(G)	Co-Investment	09/2022-12/2022	North America	6,455,020	9,817,064
DIG Holdings, LLC	Co-Investment	12/2022	North America	9,754,100	12,127,713
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	9,256,000	9,255,808
EQT X Co-Investment (F) SCSp	Co-Investment	02/2024	North America	13,099,180	13,079,095
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022-08/2023	North America	2,027,293	11,821,626
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	10,007,597
Follett Acquisition LP(G)	Co-Investment	01/2022	North America	4,060,000	3,067,704
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	6,948,014
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	14,055,206
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	1,284,993	2,708,055
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	North America	9,673,380	9,390,373
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	17,000,000	17,213,753
KMNOCH Investor, L.P.(G)	Co-Investment	11/2022	North America	16,970,931	17,200,117
L Catterton Growth IV, L.P.	Primary	03/2021-06/2024	North America	11,828,506	11,372,503
Lightyear AMP CV, L.P.	Co-Investment	04/2024	North America	27,144,891	28,062,269
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021-10/2021	North America	2,893,688	3,574,618
Magnus 2024, L.P.	Co-Investment	04/2024	North America	7,840,000	7,840,000
Material Co-Invest, L.P.	Co-Investment	10/2022-03/2024	North America	13,705,271	11,645,603
NB Convert Harp Aggregator LP	Co-Investment	11/2023-04/2024	North America	7,695,293	8,261,480
NB Convert Elevate Aggregator LP	Co-Investment	11/2023	North America	15,430,000	16,585,381
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	03/2023-08/2023	North America	5,815,588	7,458,596
NB Credit Opps Co-Investment (Vetcor II) LP	Co-Investment	08/2023-04/2024	North America	1,704,738	1,989,805
NB Electron Aggregator LP	Co-Investment	08/2023-04/2024	North America	25,003,660	28,814,031
NB Franklin LP	Co-Investment	05/2024	North America	25,220,000	25,220,000
NB Lowcode Private Equity(G)	Co-Investment	11/2022-12/2023	North America	2,912,717	4,385,367
NB Mavis Aggregator LP	Co-Investment	05/2023-04/2024	North America	20,002,630	21,295,632
NB Pref Harp Aggregator LP	Co-Investment	11/2023-04/2024	North America	9,311,275	10,418,544
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023	North America	4,170,586	6,914,982
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	5,056,682	5,129,659
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,623,319
Platinum Equity Vulcan Co-Investors, L.P.	Co-Investment	03/2024	North America	16,190,000	16,190,000
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	10,005,681	10,785,200
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	8,005,199	4,618,677
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021-12/2021	North America	8,933,250	6,894,573
Providence Equity Partners (Unity) S.C.Sp.	Secondary	05/2024-06/2024	Europe	23,761,231	23,361,795
RealPage Parent, LP(G)	Co-Investment	04/2021	North America	6,500,000	9,222,376
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022-03/2023	North America	7,890,426	9,235,212
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022-03/2023	North America	3,810,854	4,557,771
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,663,851	11,695,926
Searchlight Capital CF SPK, L.P.	Secondary	11/2023-01/2024	North America	12,803,973	16,412,119
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021-04/2022	North America	5,789,976	13,569,955
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,555,429
TA Spartan Parent, LLC(G)	Co-Investment	07/2023	North America	10,130,000	10,340,085
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	4,012,571	5,671,492
THL Fund Investors (Altar), L.P.	Co-Investment	12/2022-09/2023	North America	4,950,847	9,152,421
THL Fund Investors (Iconic), L.P.	Co-Investment	06/2023-09/2023	North America	10,255,002	11,838,480
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023	North America	7,790,088	8,917,046
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	8,635,900	10,527,283
Truelink-Vista, L.P.	Co-Investment	10/2022-12/2023	North America	3,504,536	11,069,474
True Wind Capital Continuation, L.P.	Secondary	03/2023-01/2024	North America	8,213,114	8,982,550
WP Irving Co-Invest, L.P.	Co-Investment	04/2022-09/2023	North America	5,456,023	7,422,486
WWEC Holdings LP	Co-Investment	10/2022	North America	7,120,000	11,044,305
ZM Parent Holding LLC(G)	Co-Investment	03/2022	North America	4,532,000	5,927,305
TOTAL PRIVATE FUNDS				580,780,881	718,929,910

TOTAL INVESTMENTS (Cost $1,026,041,963) - 104.95%					1,156,249,307
Other Assets & Liabilities (Net) - (4.95%)					(54,560,917)
TOTAL NET ASSETS - 100.00%					$1,101,688,390

(A)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of these securities was $36,004,517, representing 3.27% of net assets.

(B)	The rate is the annualized seven-day yield as of June 30, 2024.

(C)	Each issue shows the rate of the discount at the time of purchase.

(D)	Non-income producing securities, which are restricted as to resale and illiquid.

(E)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(F)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)	The fair value of the investment was determined using a significant unobservable input.

(H)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC (the “Subsidiary”).

Valuation of Investments

The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.

The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

Private Equity Investments:

With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Portfolio Funds and Direct Investments for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor’ adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee. The Valuation Designee has engaged an independent third-party service provider to complete a form of positive assurance in relation to the application of this valuation methodology.

Liquid Investments:

Equity Investments:   Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Fixed Income Securities and Other Credit Instruments:   Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Valuation Designee on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.

Illiquid Investments:

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Valuation Designee due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of June 30, 2024.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Asset-Backed Securities	$-	$31,771,137	$-	$-	$31,771,137
Bank Loans	-	5,846,395	-	-	5,846,395
Commercial Mortgage-Backed Securities	-	14,127,576	-	-	14,127,576
Collateralized Mortgage-Backed Obligations	-	15,831,415	-	-	15,831,415
Common Stocks	1,416,571	-	-	-	1,416,571
Corporate Bonds	-	90,411,696	-	-	90,411,696
Private Funds	-	-	94,231,137	624,698,773	718,929,910
Short-Term Investments	277,914,607	-	-	-	277,914,607
Total Investments	$279,331,178	$157,988,219	$94,231,137	$624,698,773	$1,156,249,307

Additional sector, industry, or geographic detail, if any, is included in the Consolidated Schedule of Investments.

Significant Unobservable Inputs

As of June 30, 2024, the Fund had Level 3 investments valued at $94,231,137. The fair value of investments valued at $624,698,773 in the Fund’s Schedule of Investments have been valued at the adjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2024.

			Unobservable Inputs
Investments	Fair Value as of June 30, 2024	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Private Funds
Co-Investment	$10,340,085	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	70,283,309	Market Approach	LTM EBITDA	11.0x-16.0x	13.2x
Co-Investment	13,607,743	Market Approach	LTM Revenue	8.8x-23x	18.4x
Total Investments	$94,231,137

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2024, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$397,426	$45,527

During the period ended June 30, 2024, changes in unrealized appreciation/(depreciation) and realized gains or (losses) from Level 3 investments were $1,375,050 and $45,527, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended June 30, 2024, there were no transfers into or out of Level 3.

The estimated remaining life of the Fund’s investments as of June 30, 2024, is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Valuation Designee.